Real Estate Investments, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Real Estate [Abstract]
Real Estate Investments, Net
3. Real Estate Investments, Net
Our real estate investments, net consisted of the following as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Building and improvements	$888,055,000	$884,816,000
Land	109,771,000	109,444,000
Furniture, fixtures and equipment	8,768,000	8,599,000

	1,006,594,000	1,002,859,000
Less: accumulated depreciation	(89,081,000)	(81,279,000)

Total	$917,513,000	$921,580,000

Depreciation expense for the three months ended March 31, 2021 and 2020 was $7,914,000 and $7,839,000, respectively. In addition to the property acquisition transaction discussed below, for the three months ended March 31, 2021, we incurred capital expenditures of $776,000 for our medical office buildings and $315,000 for our senior housing — RIDEA facilities. We did not incur any capital expenditures for our skilled nursing and senior housing facilities during the three months ended March 31, 2021.
On February 12, 2021, we acquired a previously unowned unit within one of our buildings at our existing Athens MOB Portfolio, originally purchased in May 2017, for a contract purchase price of $2,950,000. Our advisor was paid, as compensation for services rendered in connection with the investigation, selection and acquisition of such unit, a base acquisition fee of 2.25% of the contract purchase price paid by us, or $66,000. We acquired such unit using cash on hand and borrowed $2,000,000 under the 2018 Credit Facility, as defined in Note 7, Line of Credit and Term Loans, at the time of acquisition.
We accounted for our acquisition completed during the three months ended March 31, 2021 as an asset acquisition. We incurred and capitalized the base acquisition fee and direct acquisition related expenses of $94,000. The following table summarizes the purchase price of the assets acquired at the time of acquisition based on their relative fair values:

2021 Acquisition
Building and improvements	$2,429,000
Land	327,000
In-place lease	288,000

Total assets acquired	$3,044,000

3. Real Estate Investments, Net
Our real estate investments, net consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Building and improvements	$884,816,000	$836,091,000
Land	109,444,000	103,371,000
Furniture, fixtures and equipment	8,599,000	6,656,000

	1,002,859,000	946,118,000
Less: accumulated depreciation	(81,279,000)	(51,058,000)

Total	$921,580,000	$895,060,000

Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was $31,563,000, $27,435,000 and $16,723,000, respectively. In addition to the property acquisition transactions discussed below, for the years ended
December 31, 2020, 2019 and 2018, we incurred capital expenditures of $5,556,000, $4,537,000 and $3,643,000, respectively, for our medical office buildings, $1,767,000, $2,505,000 and $5,342,000, respectively, for our senior housing — RIDEA facilities, $657,000, $0 and $0, respectively, for our skilled nursing facilities and $0, $75,000 and $0, respectively, for our senior housing facilities.
During 2020, we committed to a plan to sell two senior housing facilities within our senior housing – RIDEA reporting segment and commenced actively marketing such assets for sale. We determined that the fair values of such facilities less costs to sell were lower than their carrying values. Therefore, we recognized an aggregate impairment charge of $3,642,000 for the year ended December 31, 2020, which reduced the total aggregate carrying value of such assets to $6,415,000. The carrying values of such senior housing — RIDEA facilities were reclassified to properties held for sale, which are included in other assets, net in our accompanying consolidated balance sheets. The fair values of such facilities were determined by the sales price from an executed purchase and sales agreement with a third-party buyer, and adjusted for anticipated selling costs, which were considered Level 2 measurements within the fair value hierarchy. We did not recognize impairment charges on long-lived assets for the years ended December 31, 2019 and 2018.
In June 2020, we paid an
earn-out
of $1,483,000 in connection with Overland Park MOB, originally purchased in August 2019, which we capitalized and included in real estate investments, net in our accompanying consolidated balance sheets. Such amount was paid upon the condition being met for an existing tenant to lease and occupy additional space. In addition, we paid our advisor a base acquisition fee, as defined in Note 13, Related Party Transactions — Acquisition and Development Stage — Acquisition Fee, of $34,000, or 2.25% of the
earn-out
amount.
In December 2020, we paid an
earn-out
of $360,000 in connection with Catalina Madera ALF, originally purchased in January 2020, which we capitalized and included in real estate investments, net in our accompanying consolidated balance sheets. Such amount was paid upon the condition being met for achievement of a certain financial metric. In addition, we paid our advisor a base acquisition fee of $8,000, or 2.25% of the earn-out
amount.
Acquisitions in 2020
For the year ended December 31, 2020, using cash on hand and debt financing, we completed the acquisition of seven buildings from unaffiliated third parties. The following is a summary of our property acquisitions for the year ended December 31, 2020:

Acquisition	Location	Type	Date Acquired	Contract Purchase Price	Line of Credit(1)	Total Acquisition Fee(2)
Catalina West Haven ALF(3)	West Haven, UT	Senior Housing — RIDEA	01/01/20	$12,799,000	$12,700,000	$278,000
Louisiana Senior Housing Portfolio(4)	Gonzales, Monroe, New Iberia, Shreveport and Slidell, LA	Senior Housing — RIDEA	01/03/20	34,000,000	32,700,000	737,000
Catalina Madera ALF(3)	Madera, CA	Senior Housing — RIDEA	01/31/20	17,900,000	17,300,000	389,000

Total				$64,699,000	$62,700,000	$1,404,000

(1)	Represents a borrowing under the 2018 Credit Facility, as defined in Note 7, Line of Credit and Term Loans, at the time of acquisition.

(2)
Our advisor was paid, as compensation for services rendered in connection with the investigation, selection and acquisition of our properties, a base acquisition fee of 2.25% of the contract purchase price paid by us.

(3)
On January 1, 2020 and January 31, 2020, we completed the acquisitions of Catalina West Haven ALF and Catalina Madera ALF, respectively, pursuant to a joint venture with an affiliate of Avalon Health Care, Inc., or Avalon, an unaffiliated third party. Our ownership of the joint venture is approximately 90.0%.

(4)
On January 3, 2020, we completed the acquisition of Louisiana Senior Housing Portfolio pursuant to a joint venture with an affiliate of Senior Solutions Management Group, or SSMG, an unaffiliated third party. Our ownership of the joint venture is approximately 90.0%.

For the year ended December 31, 2020, we accounted for our property acquisitions completed as asset acquisitions. We incurred and capitalized base acquisition fees and direct acquisition related expenses of $2,545,000. The following table summarizes the purchase price of the assets acquired at the time of acquisition based on their relative fair values:

2020 Acquisitions
Building and improvements	$49,792,000
Land	7,632,000
In-place leases	8,974,000
Furniture, fixtures and equipment	854,000

Total assets acquired	$67,252,000

Acquisitions in 2019
For the year ended December 31, 2019, using net proceeds from our initial offering and debt financing, we completed the acquisition of 18 buildings from unaffiliated third parties. The following is a summary of our property acquisitions for the year ended December 31, 2019:

Acquisition(1)	Location	Type	Date Acquired	Contract Purchase Price	Mortgage Loan Payable(2)	Line of Credit(3)	Total Acquisition Fee(4)
Lithonia MOB	Lithonia, GA	Medical Office	03/05/19	$10,600,000	$—	$—	$477,000
West Des Moines SNF	West Des Moines, IA	Skilled Nursing	03/24/19	7,000,000	—	—	315,000
Great Nord MOB Portfolio	Tinley Park, IL; Chesterton and Crown Point, IN; and Plymouth, MN	Medical Office	04/08/19	44,000,000	—	15,000,000	1,011,000
Michigan ALF Portfolio(5)	Grand Rapids, MI	Senior Housing	05/01/19	14,000,000	10,493,000	3,500,000	315,000
Overland Park MOB	Overland Park, KS	Medical Office	08/05/19	28,350,000	—	28,700,000	638,000
Blue Badger MOB	Marysville, OH	Medical Office	08/09/19	13,650,000	—	12,000,000	307,000
Bloomington MOB	Bloomington, IL	Medical Office	08/13/19	18,200,000	—	17,400,000	409,000
Memphis MOB	Memphis, TN	Medical Office	08/15/19	8,700,000	—	8,600,000	196,000
Haverhill MOB	Haverhill, MA	Medical Office	08/27/19	15,500,000	—	15,450,000	349,000
Fresno MOB	Fresno, CA	Medical Office	10/30/19	10,000,000	—	9,950,000	225,000
Colorado Foothills MOB Portfolio	Arvada, Centennial and Colorado Springs, CO	Medical Office	11/19/19	31,200,000	—	30,500,000	702,000

Total				$201,200,000	$10,493,000	$141,100,000	$4,944,000

(1)	We own 100% of our properties acquired for the year ended December 31, 2019.

(2)	Represents the principal balance of the mortgage loan payable assumed by us at the time of acquisition.

(3)	Represents a borrowing under the 2018 Credit Facility at the time of acquisition.

(4)
Our advisor was paid, as compensation for services rendered in connection with the investigation, selection and acquisition of our properties, a base acquisition fee of 2.25% of the contract purchase price paid by us. In addition, the total acquisition fee may include a Contingent Advisor Payment, as defined in Note 13, Related Party Transactions, up to 2.25% of the contract purchase price paid by us. See Note 13, Related Party Transactions — Acquisition and Development Stage — Acquisition Fee, for a further discussion.

(5)	We added three buildings to our existing Michigan ALF Portfolio. The other six buildings in the Michigan ALF Portfolio were acquired in December 2018.
For the year ended December 31, 2019,
we accounted for our property acquisitions completed as asset acquisitions. We incurred and capitalized base acquisition fees and direct acquisition related expenses of $
6,461,000
. In addition, we incurred Contingent Advisor Payments of $
418,000
to our advisor for certain property acquisitions.
The following table summarizes the purchase price of the assets acquired and liabilities assumed at the time of acquisition based on their relative fair values:

2019 Acquisitions
Building and improvements	$164,084,000
Land	20,286,000
In-place leases	21,393,000
Above-market leases	2,578,000
Right-of-use asset	3,133,000

Total assets acquired	211,474,000

Mortgage loan payable (including debt discount of $758,000)	(9,735,000)
Below-market leases	(874,000)
Operating lease liability	(4,489,000)

Total liabilities assumed	(15,098,000)

Net assets acquired	$196,376,000

Acquisitions in 2018
For the year ended December 31, 2018, using net proceeds from our initial offering and debt financing, we completed the acquisition of 29 buildings from unaffiliated third parties. The following is a summary of our property acquisitions for the year ended December 31, 2018:

Acquisition(1)	Location	Type	Date Acquired	Contract Purchase Price	Mortgage Loan Payable(2)	Line of Credit(3)	Total Acquisition Fee(4)
Central Wisconsin Senior Care Portfolio	Sun Prairie and Waunakee, WI	Skilled Nursing	03/01/18	$22,600,000	$—	$22,600,000	$1,018,000
Sauk Prairie MOB	Prairie du Sac, WI	Medical Office	04/09/18	19,500,000	—	19,500,000	878,000
Surprise MOB	Surprise, AZ	Medical Office	04/27/18	11,650,000	—	8,000,000	524,000
Southfield MOB	Southfield, MI	Medical Office	05/11/18	16,200,000	6,071,000	10,000,000	728,000
Pinnacle Beaumont ALF(5)	Beaumont, TX	Senior Housing — RIDEA	07/01/18	19,500,000	—	19,400,000	868,000
Grand Junction MOB	Grand Junction, CO	Medical Office	07/06/18	31,500,000	—	31,400,000	1,418,000
Edmonds MOB	Edmonds, WA	Medical Office	07/30/18	23,500,000	—	22,000,000	1,058,000
Pinnacle Warrenton ALF(5)	Warrenton, MO	Senior Housing — RIDEA	08/01/18	8,100,000	—	8,100,000	360,000
Glendale MOB	Glendale, WI	Medical Office	08/13/18	7,600,000	—	7,000,000	342,000
Missouri SNF Portfolio	Florissant, Kansas City, Milan, Moberly, Salisbury, Sedalia, St. Elizabeth and Trenton, MO	Skilled Nursing	09/28/18	88,200,000	—	87,000,000	3,970,000
Flemington MOB Portfolio	Flemington, NJ	Medical Office	11/29/18	16,950,000	—	15,500,000	763,000
Lawrenceville MOB II	Lawrenceville, GA	Medical Office	12/19/18	9,999,000	—	10,100,000	450,000
Mill Creek MOB	Mill Creek, WA	Medical Office	12/21/18	8,250,000	—	6,200,000	371,000
Modesto MOB	Modesto, CA	Medical Office	12/28/18	16,000,000	—	15,400,000	720,000
Michigan ALF Portfolio	Grand Rapids, Holland, Howell, Lansing and Wyoming, MI	Senior Housing	12/28/18	56,000,000	—	53,400,000	2,520,000

Total				$355,549,000	$6,071,000	$335,600,000	$15,988,000

(1)	We own 100% of our properties acquired in 2018, with the exception of Pinnacle Beaumont ALF and Pinnacle Warrenton ALF.

(2)	Represents the principal balance of the mortgage loan payable assumed by us at the time of acquisition.

(3)	Represents a borrowing under the 2016 Credit Facility or 2018 Credit Facility, as defined in Note 7, Line of Credit and Term Loans, at the time of acquisition.

(4)
Our advisor was paid, as compensation for services rendered in connection with the investigation, selection and acquisition of our properties, a base acquisition fee of 2.25% of the portion of the aggregate contract purchase price paid by us. In addition, the total acquisition fee includes a Contingent Advisor Payment.

(5)
On July 1, 2018 and August 1, 2018, we completed the acquisitions of Pinnacle Beaumont ALF and Pinnacle Warrenton ALF, respectively, pursuant to a joint venture with an affiliate of Meridian Senior Living, LLC, or Meridian, an unaffiliated third party. Our ownership of the joint venture is approximately 98.0%.

For the year ended December 31, 2018, we accounted for our property acquisitions completed as asset acquisitions. We incurred and capitalized base acquisition fees and direct acquisition related expenses of $13,021,000. In addition, we incurred Contingent Advisor Payments of $7,994,000 to our advisor for such property acquisitions. The following table summarizes the purchase price of the assets acquired and liabilities assumed at the time of acquisition based on their relative fair values:

2018 Acquisitions
Building and improvements	$289,830,000
Land	30,878,000
Furniture, fixtures and equipment	79,000
In-place leases	45,439,000
Certificates of need	348,000
Leasehold interests	93,000
Above-market leases	200,000

Total assets acquired	366,867,000

Mortgage loan payable (including debt discount of $263,000)	(5,808,000)
Below-market leases	(269,000)

Total liabilities assumed	(6,077,000)

Net assets acquired	$360,790,000